American Funds Insurance Series®

Prospectus Supplement

February 29, 2016

(for Class 1 shares prospectus, Class 2 shares
prospectus, Class 3 shares prospectus and Class 4
shares prospectus dated May 1, 2015, as
supplemented to date)

1. The information under the heading “Portfolio managers” in the “Management” section of the Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson	8 years	Partner – Capital World Investors
Michael T. Kerr	10 years	Partner – Capital World Investors
Ronald B. Morrow	12 years	Partner – Capital World Investors
Andraz Razen	2 years	Vice President – Capital World Investors
Martin Romo	Less than 1 year	Partner – Capital World Investors
Alan J. Wilson	1 year	Partner – Capital World Investors

2.  The information under the heading “Portfolio managers” in the “Management” section of the Asset Allocation Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	15 years	Partner – Capital World Investors
J. David Carpenter	2 years	Partner – Capital World Investors
David A. Daigle	6 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	8 years	Partner – Capital World Investors
James R. Mulally	9 years	Partner – Capital Fixed Income Investors

3. The table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Partner – Capital Research Global Investors Investment professional for 30 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 10 years
Alan N. Berro President	Partner – Capital World Investors Investment professional for 29 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 15 years
Carl M. Kawaja Vice President	Partner – Capital World Investors Investment professional for 28 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 16 years

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Sung Lee Vice President	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years International Growth and Income Fund — 7 years
Dylan Yolles Vice President	Partner – Capital International Investors Investment professional for 18 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 10 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Partner – Capital World Investors Investment professional for 28 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 4 years
David C. Barclay	Partner – Capital Fixed Income Investors Investment professional for 34 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 17 years High-Income Bond Fund — 22 years
L. Alfonso Barroso	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 6 years
David J. Betanzos	Partner – Capital Fixed Income Investors Investment professional for 15 years in total; 13 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — 1 year Mortgage Fund — 1 year U.S. Government/AAA-Rated Securities Fund — Less than 1 year
Mark A. Brett	Partner – Capital Fixed Income Investors Investment professional for 36 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 4 years Global Bond Fund — Less than 1 year
Christopher D. Buchbinder	Partner – Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years
J. David Carpenter	Partner – Capital World Investors Investment professional for 21 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 2 years
Patrice Collette	Partner – Capital World Investors Investment professional for 21 years in total, 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — Less than 1 year (plus 14 years of prior experience as an investment analyst for the fund)
David A. Daigle	Partner – Capital Fixed Income Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
Asset Allocation Fund — 6 years
Global Bond Fund — Less than 1 year
High-Income Bond Fund — 6 years (plus 9 years of prior experience as an investment analyst for the fund)
Isabelle de Wismes	Partner – Capital World Investors Investment professional for 31 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 3 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 17 years
Paul Flynn	Partner – Capital World Investors Investment professional for 19 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 2 years

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
J. Blair Frank	Partner – Capital Research Global Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 12 years Growth-Income Fund — 9 years
Bradford F. Freer	Partner – Capital World Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 2 years (plus 6 years of prior experience as an investment analyst for the fund)
Nicholas J. Grace	Partner – Capital World Investors Investment professional for 25 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 3 years (plus 8 years of prior experience as an investment analyst for the fund)
Laurentius Harrer	Partner – Capital Fixed Income Investors Investment professional for 26 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — Less than 1 year
David A. Hoag	Partner – Capital Fixed Income Investors Investment professional for 27 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 8 years
Thomas H. Høgh	Partner – Capital Fixed Income Investors Investment professional for 28 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 8 years Global Bond Fund — 9 years
Galen Hoskin	Partner – Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for:
Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
New World Fund — 9 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Partner – Capital Research Global Investors Investment professional for 42 years in total; 40 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 2 years Growth-Income Fund — 21 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregg E. Ireland	Partner – Capital World Investors Investment professional for 43 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 9 years
Gregory D. Johnson	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 8 years
Joanna F. Jonsson	Partner – Capital World Investors Investment professional for 26 years in total; 25 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 4 years
Michael T. Kerr	Partner – Capital World Investors Investment professional for 32 years in total; 30 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 10 years
Jonathan Knowles	Partner – Capital World Investors Investment professional for 23 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 2 years (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Partner – Capital International Investors Investment professional for 35 years in total; 27 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Lawrence Kymisis	Partner – Capital Research Global Investors Investment professional for 20 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 3 years
Harold H. La	Partner – Capital Research Global Investors Investment professional for 17 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 7 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Partner – Capital World Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 8 years
James B. Lovelace	Partner – Capital Research Global Investors Investment professional for 33 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 8 years
Jesper Lyckeus	Partner – Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 8 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 7 years
Fergus N. MacDonald	Partner – Capital Fixed Income Investors Investment professional for 23 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 4 years U.S. Government/AAA-Rated Securities Fund — 5 years
Ronald B. Morrow	Partner – Capital World Investors Investment professional for 47 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 12 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Partner – Capital Fixed Income Investors Investment professional for 39 years in total; 35 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 9 years
Robert H. Neithart	Partner – Capital Fixed Income Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for:
New World Fund — 3 years (plus 2 years of prior experience as an investment analyst for the fund)
Global Balanced Fund — 4 years
Global Bond Fund — 2 years
Aidan O’Connell	Vice President – Capital Research Global Investors Investment professional for 17 years in total; 11 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year (plus 9 years of prior experience as an investment analyst for the fund)
Andraz Razen	Vice President – Capital World Investors Investment professional for 17 years in total; 11 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 2 years (plus 3 years of prior experience as an investment analyst for the fund)
David M. Riley	Partner – Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 7 years
William L. Robbins	Partner – Capital International Investors Investment professional for 23 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 3 years (plus 12 years of prior experience as an investment analyst for the fund)

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Martin Romo	Partner – Capital World Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate

Serves as an equity portfolio manager for:
Global Growth and Income Fund — 6 years (plus 1 year of prior experience as an investment analyst for the fund)

Growth Fund — Less than 1 year (plus 15 years of prior experience as an investment analyst for the fund)

Theodore R. Samuels	Partner – Capital International Investors Investment professional for 36 years in total; 34 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year
Andrew B. Suzman	Partner – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 6 years
James Terrile	Partner – Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 3 years
Christopher M. Thomsen	Partner – Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 9 years
Ritchie Tuazon	Vice President – Capital Fixed Income Investors Investment professional for 15 years in total; 4 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — Less than 1 year
Alan J. Wilson	Partner – Capital World Investors Investment professional for 30 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 1 year
Philip Winston	Partner – Capital International Investors Investment professional for 30 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — 1 year

Keep this supplement with your prospectus.

Lit. No. INA8BS-015-0216O CGD/8024-S52782

American Funds Insurance Series® Prospectus Supplement February 29, 2016 (for Class P1 shares prospectus and Class P2 shares prospectus dated May 1, 2015)

1.       The information under the heading “Portfolio managers of the underlying fund” in the “Management” section of the Managed Risk Growth Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in the underlying fund	Primary title with investment adviser
Gregory D. Johnson	8 years	Partner – Capital World Investors
Michael T. Kerr	10 years	Partner – Capital World Investors
Ronald B. Morrow	12 years	Partner – Capital World Investors
Andraz Razen	2 years	Vice President – Capital World Investors
Martin Romo	Less than 1 year	Partner – Capital World Investors
Alan J. Wilson	1 year	Partner – Capital World Investors

2.       The information under the heading “Portfolio managers of the underlying fund” in the “Management” section of the Managed Risk Asset Allocation Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers of the underlying fund The individuals primarily responsible for the portfolio management of the underlying fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Alan N. Berro President	15 years	Partner – Capital World Investors
J. David Carpenter	2 years	Partner – Capital World Investors
David A. Daigle	6 years	Partner – Capital Fixed Income Investors
Jeffrey T. Lager	8 years	Partner – Capital World Investors
James R. Mulally	9 years	Partner – Capital Fixed Income Investors

Lit. No. INP8BS-005-0216O CGD/8024-S52837

American Funds Insurance Series® Statement of Additional Information Supplement February 29, 2016 (for statement of additional information dated May 1, 2015, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended with respect to the funds listed below only as follows. Footnotes in the statement of additional information remain unchanged.

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Growth Fund
Gregory D. Johnson	3	$228.4	None		None
Michael T. Kerr	2	$214.3	None		None
Ronald B. Morrow	2	$214.3	None		None
Andraz Razen	1	$25.9	None		None
Martin Romo*	3	216.2	None		None
Alan J. Wilson	1	$77.0	None		None
Asset Allocation Fund
Alan N. Berro	22	$203.7	None		None
J. David Carpenter	1	$77.0	None		None
David A. Daigle	7	$161.7	2	$1.51	2	$0.39
Jeffrey T. Lager	2	$156.7	None		None
James R. Mulally	7	$178.9	1	$0.03	None

* Martin Romo was named as a portfolio manager of the fund on February 29, 2016.

Keep this supplement with your statement of additional information.

Lit. No. INA8BS-018-0216O CGD/8024-S52787